LAND USE RIGHT (Details)	12 Months Ended
	Dec. 31, 2017 CNY (¥) a	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2017 USD ($) a
Land Use Right, Gross	¥ 34,057,000		¥ 0			$ 5,234,000
Land Use Right, Accumulated Amortization	(1,155,000)		0			(177,000)
Land Use Right, Net	¥ 32,902,000		0			$ 5,057,000
Area of Land | a	39,000					39,000
Amortization Expense for Land Use Right	¥ 1,155,000	$ 177,000	¥ 0	¥ 1,044,000
Payments to Acquire Land Held-for-use | ¥					¥ 51,678,000